UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road
          Suite 250
          Chapel Hill, North Carolina  27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       February 14, 2006
---------------------  -----------------------------     ------------------
     [Signature]               [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $20,549
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13-F File Number    Name
---            ---------------------    -------------------------

1              28-10793                 Silverback Master, Ltd.

                                                     FORM 13F INFORMATION TABLE
         1                      2             3           4          5                     6             7               8

                                                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT       OTHER     VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION       MNGRS   SOLE   SHARED  OTHER
    --------------        --------------   -----       -------   -------   --- ----   ----------       -----   ----   ------  -----
BOWATER INC                  COM           102183100    1,760       57,300 SH  PUT    Shared-Defined     1             57,300
BRISTOL-MYERS SQUIBB CO   DBCV 9/1         110122AM0      494      500,000 SH         Shared-Defined     1            500,000
BRISTOL-MYERS SQUIBB CO      COM           110122108      804       35,000 SH  CALL   Shared-Defined     1             35,000
DOR BIOPHARMA INC            COM           258094101      480    1,776,000 SH         Shared-Defined     1          1,776,000
JETBLUE AIRWAYS CORP         COM           477143101      154       10,000 SH  CALL   Shared-Defined     1             10,000
SPRINT NEXTEL CORP         COM FON         852061100   14,233      609,281 SH         Shared-Defined     1            609,281
YM BIOSCIENCES INC           COM           984238105      525      164,100 SH         Shared-Defined     1            164,100
YM BIOSCIENCES INC           COM           984238105    2,099      667,000 SH         Shared-Defined     1            667,000

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